MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
MARKETABLE SECURITIES
Schedule of marketable securities

6.MARKETABLE SECURITIES

	Average yield	December 31,	December 31,
	p.a. %	2020	2019
In local currency
Investment funds	133.36 of CDI	6,445	6,683
Private funds	157.67 of CDI	175,317	1,431,303
Public titles measured at fair value through profit or loss	157.67 of CDI	444,712	1,631,319
Private Securities (Compromised)	102.42 of CDI	1,585,605	3,081,326
Private Securities (Compromised) - Escrow Account (1)	102.00 of CDI	184,778	179,703
		2,396,857	6,330,334

Current		2,212,079	6,150,631
Non-Current		184,778	179,703
1)

Refers to the guarantee account, which will be released only after obtaining the applicable governmental approvals and compliance by the Company with the precedent conditions to the conclusion of the Losango Project provided for in the agreement entered with CMPC Celulose Riograndense SA ("CMPC"). The Losango Project was a transaction to buy and sell lands and forests involving Fibria and CMPC, entered into in December 2012.